ACQUISITION (Details) - CAD CAD in Millions		3 Months Ended	6 Months Ended
	Apr. 01, 2016	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Cash consideration		CAD 485	CAD 539	CAD 106
Goodwill		77	77		CAD 80
Purchase price:
Cash consideration		485	539	CAD 106
Tupper Main and Tupper West
Cash consideration	CAD 539
Goodwill	0
Transaction costs incurred	1
Revenues since date of acquisition		10
Earnings before interest and income taxes since date of acquisition		CAD 7
Revenue			21
Earnings before interest and income taxes			CAD 13
Fair value of net assets acquired:
Property, plant and equipment	288
Intangible assets	251
Net assets acquired	539
Purchase price:
Cash consideration	CAD 539